UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1940

Smith Barney Appreciation Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY APPRECIATION FUND INC.

FORM N-Q

SEPTEMBER 30, 2004

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 89.2%
CONSUMER DISCRETIONARY - 11.0%
Distributors - 0.3%
800,000	CarMax, Inc. (a)	$17,240,000

Hotels, Restaurants & Leisure - 0.8%
1,208,700	Fairmont Hotels & Resorts Inc.	33,021,684
500,000	The Marcus Corp.	9,735,000

		42,756,684

Leisure Equipment & Products - 0.1%
300,000	Hasbro, Inc.	5,640,000

Media - 7.8%
1,900,000	Comcast Corp., Special Class A Shares (a)	53,048,000
850,000	Gannett Co., Inc.	71,196,000
3,000,000	Liberty Media Corp., Class A Shares (a)	26,160,000
800,000	Meredith Corp.	41,104,000
1,300,000	SBS Broadcasting SA (a)	43,758,000
900,000	Shaw Communications Inc., Class B Shares	15,012,000
5,000,000	Time Warner Inc. (a)	80,700,000
1,000,000	Viacom Inc., Class B Shares	33,560,000
3,000,000	The Walt Disney Co.	67,650,000

		432,188,000

Multi-Line Retail - 1.5%
700,000	Costco Wholesale Corp.	29,092,000
1,000,000	Wal-Mart Stores, Inc.	53,200,000

		82,292,000

Specialty Retail - 0.5%
700,000	The Home Depot, Inc.	27,440,000

	TOTAL CONSUMER DISCRETIONARY	607,556,684

CONSUMER STAPLES - 7.1%
Beverages - 1.2%
1,400,000	PepsiCo, Inc.	68,110,000

Food & Drug Retailing - 0.6%
900,000	Walgreen Co.	32,247,000

Food Products - 3.0%
1,500,000	Archer-Daniels-Midland Co.	25,470,000
700,000	General Mills, Inc.	31,430,000
800,000	H.J. Heinz Co.	28,816,000
400,000	Hershey Foods Corp.	18,684,000
200,000	Tejon Ranch Co. (a)	7,530,000
835,000	Wm. Wrigley Jr. Co.	52,863,850

		164,793,850

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Household Products - 1.6%
500,000	Kimberly-Clark Corp.	$32,295,000
1,000,000	The Procter & Gamble Co.	54,120,000

		86,415,000

Personal Products - 0.7%
900,000	The Gillette Co.	37,566,000

	TOTAL CONSUMER STAPLES	389,131,850

ENERGY - 8.0%
Energy Equipment & Services - 1.6%
1,275,000	ENSCO International Inc.	41,654,250
400,000	GlobalSantaFe Corp.	12,260,000
500,000	Schlumberger Ltd.	33,655,000

		87,569,250

Oil & Gas - 6.4%
1,200,000	BP PLC, Sponsored ADR	69,036,000
800,000	Canadian Natural Resources Ltd.	31,864,000
2,300,000	Encana Corp.	106,490,000
2,500,000	Exxon Mobil Corp.	120,825,000
825,000	Suncor Energy, Inc.	26,408,250

		354,623,250

	TOTAL ENERGY	442,192,500

EXCHANGE TRADED FUND - 1.1%
6,000,000	iShares MSCI Japan Index Fund	58,200,000

FINANCIALS - 20.5%
Banks - 5.0%
700,000	The Bank of New York Co., Inc.	20,419,000
450,000	Brookline Bancorp, Inc.	7,051,500
500,000	Comerica Inc.	29,675,000
700,000	Fifth Third Bancorp	34,454,000
250,000	M&T Bank Corp.	23,925,000
1,000,000	U.S. Bancorp	28,900,000
300,000	Washington Mutual, Inc.	11,724,000
2,000,000	Wells Fargo & Co.	119,260,000

		275,408,500

Diversified Financials - 3.1%
500,000	The Goldman Sachs Group, Inc.	46,620,000
1,200,000	JPMorgan Chase & Co.	47,676,000
1,600,000	Merrill Lynch & Co., Inc.	79,552,000

		173,848,000

Insurance - 10.4%
1,000,000	American International Group, Inc.	67,990,000
4,100	Berkshire Hathaway Inc., Class A Shares (a)	355,265,000
200,000	The Chubb Corp.	14,056,000
425,000	Lincoln National Corp.	19,975,000
1,000,000	Old Republic International Corp.	25,030,000
2,810,800	The St. Paul Travelers Cos., Inc.	92,925,048

		575,241,048

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Real Estate - 2.0%
1,100,000	Forest City Enterprises, Inc., Class A Shares	$60,610,000
1,000,000	The St. Joe Co.	47,770,000

		108,380,000

	TOTAL FINANCIALS	1,132,877,548

HEALTHCARE - 8.7%
Biotechnology - 2.6%
1,300,000	Amgen Inc. (a)	73,684,000
500,000	Biogen Idec Inc. (a)	30,585,000
275,000	Genentech, Inc. (a)	14,415,500
450,000	IDEXX Laboratories, Inc. (a)	22,833,000

		141,517,500

Healthcare Equipment & Supplies - 0.3%
300,000	C.R. Bard, Inc.	16,989,000

Pharmaceuticals - 5.8%
600,000	Eli Lilly and Co.	36,030,000
1,700,000	Johnson & Johnson	95,761,000
1,300,000	Merck & Co., Inc.	42,900,000
4,700,000	Pfizer Inc.	143,820,000

		318,511,000

	TOTAL HEALTHCARE	477,017,500

INDUSTRIALS - 14.8%
Aerospace & Defense - 2.3%
400,000	Lockheed Martin Corp.	22,312,000
1,200,000	Raytheon Co.	45,576,000
600,000	United Technologies Corp.	56,028,000

		123,916,000

Airlines - 0.1%
200,000	JetBlue Airways Corp. (a)	4,184,000

Building Products - 0.9%
1,500,000	Masco Corp.	51,795,000

Commercial Services & Supplies - 2.2%
700,000	Automatic Data Processing Inc.	28,924,000
450,000	Avery Dennison Corp.	29,601,000
300,000	Hudson Highland Group, Inc. (a)	8,757,000
2,000,000	Waste Management, Inc.	54,680,000

		121,962,000

Electrical Equipment - 0.5%
1,500,000	American Power Conversion Corp.	26,085,000

Industrial Conglomerates - 6.8%
1,600,000	3M Co.	127,952,000
5,400,000	General Electric Co.	181,332,000

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Industrial Conglomerates - 6.8% (continued)
900,000	Honeywell International Inc.	$32,274,000
1,100,000	Tyco International Ltd	33,726,000

		375,284,000

Machinery - 0.2%
200,000	Deere & Co.	12,910,000

Road & Rail - 1.8%
1,100,000	Burlington Northern Santa Fe Corp.	42,141,000
400,000	Canadian Pacific Railway Ltd.	10,312,000
1,231,033	Florida East Coast Industries, Inc.	46,225,289

		98,678,289

	TOTAL INDUSTRIALS	814,814,289

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 1.5%
1,500,000	3Com Corp. (a)	6,330,000
1,300,000	Cisco Systems, Inc. (a)	23,530,000
5,000,000	Lucent Technologies Inc. (a)	15,850,000
2,000,000	Motorola, Inc.	36,080,000

		81,790,000

Computers & Peripherals - 2.0%
4,000,000	EMC Corp. (a)	46,160,000
750,000	International Business Machines Corp.	64,305,000

		110,465,000

Electronic Equipment & Instruments - 0.5%
400,000	Mettler-Toledo International Inc. (a)	18,888,000
2,500,000	Solectron Corp. (a)	12,375,000

		31,263,000

Internet Software & Services - 0.1%
946,300	SonicWALL, Inc. (a)	6,396,988

Semiconductor Equipment & Products - 1.1%
9,500,000	Agere Systems Inc., Class A Shares (a)	9,975,000
500,000	Cirrus Logic, Inc. (a)	2,385,000
1,700,000	Intel Corp.	34,102,000
600,000	Texas Instruments Inc.	12,768,000

		59,230,000

Software - 4.0%
7,500,000	Microsoft Corp.	207,375,000
700,000	VERITAS Software Corp. (a)	12,460,000

		219,835,000

	TOTAL INFORMATION TECHNOLOGY	508,979,988

MATERIALS - 7.2%
Chemicals - 3.5%
1,500,000	The Dow Chemical Co.	67,770,000
1,500,000	E.I. du Pont de Nemours & Co.	64,200,000
1,000,000	PPG Industries, Inc.	61,280,000

		193,250,000

Metals & Mining - 3.0%
1,000,000	Alcoa Inc.	33,590,000

See Notes to Schedule of Investments.

SMITH BARNEY APPRECIATION FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Metals & Mining - 3.0% (continued)
600,000	Freeport-McMoRan Copper & Gold, Inc., Class B Shares	$24,300,000
1,000,000	Newmont Mining Corp.	45,530,000
300,000	Nucor Corp.	27,411,000
300,000	Rio Tinto PLC, Sponsored ADR	32,595,000

		163,426,000

Paper & Forest Products - 0.7%
600,000	Weyerhaeuser Co.	39,888,000

	TOTAL MATERIALS	396,564,000

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
500,000	Verizon Communications Inc.	19,690,000

UTILITIES - 1.2%
Electric Utilities - 0.8%
1,100,000	Cinergy Corp.	43,560,000

Gas Utilities - 0.4%
600,000	KeySpan Corp.	23,520,000

	TOTAL UTILITIES	67,080,000

	TOTAL COMMON STOCK (Cost - $3,661,945,444)	4,914,104,359

FACE AMOUNT
REPURCHASE AGREEMENTS - 10.5%
$350,000,000	Bank of America dated 9/30/04, 1.830% due 10/1/04; Proceeds at maturity - $350,017,792; (Fully collateralized by U.S. Government Agency Obligations, 0.000% to 6.625% due 2/14/05 to 10/15/14; Market value - $357,000,207)	350,000,000
150,000,000	Morgan Stanley dated 9/30/04, 1.840% due 10/1/04; Proceeds at maturity - $150,007,667; (Fully collateralized by Federal Home Loan Bank, Sallie Mae and International Bank for Reconstruction & Development, 0.000% to 7.325% due 3/15/05 to 4/7/28; Market value - $153,000,098)	150,000,000
77,935,000	Goldman, Sachs & Co. dated 9/30/04, 1.860% due 10/1/04; Proceeds at maturity - $77,939,027; (Fully collateralized by U.S. Treasury Bonds, 3.375% to 3.875% due 4/15/28 to 4/15/32; Market value - $79,467,659)	77,935,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $577,935,000)	577,935,000

	TOTAL INVESTMENTS - 99.7% (Cost - $4,239,880,444*)	5,492,039,359
	Other Assets in Excess of Liabilities - 0.3%	17,730,067

	TOTAL NET ASSETS - 100.0%	$5,509,769,426

(a)	Non-income producing security.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Appreciation Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation - Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

(b) Repurchase Agreements - When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Investment Transactions - Security transactions are accounted for on trade date.

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,297,840,195
Gross unrealized depreciation	(45,681,280)

Net unrealized appreciation	$1,252,158,915

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Appreciation Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 24, 2004

By	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer

Date	November 24, 2004